Debt Facility	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Facility
9.	Debt Facility

Hercules Loan and Security Agreement

In 2015, we borrowed an aggregate of $15 million pursuant to a Loan and Security Agreement with Hercules Technology III, L.P. and Hercules Capital, Inc. (formerly known as, Hercules Technology Growth Capital, Inc.) (together, “Hercules”), as amended (the “Loan Agreement”). Pursuant to the terms and conditions of the Loan Agreement we received the first advance of $5 million on August 11, 2015 and the second advance of $10.0 million (the “Second Advance”) on September 28, 2015.

The Loan Agreement required prepayment of $10.0 million of the principal balance of the loan and any accrued but unpaid fees and expenses (the “Second Advance Prepayment”) on or before October 14, 2016 unless the Phase 3 clinical study of vepoloxamer in sickle cell disease, known as the EPIC study, demonstrated positive results.  Our announcement in September 2016 that EPIC did not achieve its primary or secondary efficacy endpoints triggered the Second Advance Prepayment, which was made in October 2016.

The interest rate for the principal balance under the Loan Agreement is the greater of (i) 8.95% plus the prime rate as reported in The Wall Street Journal minus 3.25%, and (ii) 8.95%, determined on a daily basis.  The interest rate as of December 31, 2016 was 9.45%.  Monthly payments under the Loan Agreement were interest only until July 1, 2016.  On July 1, 2016, we started making monthly payments of principal and interest.  Payment will continue through the scheduled maturity date of January 1, 2019.  An end of term charge of $712,500 will be due on the scheduled maturity date and is being accrued through interest expense using the effective interest method.

If we elect to prepay the principal balance under the amended Loan Agreement prior to maturity, a prepayment charge of 1% or 2% of the then outstanding principal balance also will be due, depending upon when the prepayment occurs.  No prepayment penalty applied to the Second Advance Prepayment.

Our obligations under the amended Loan Agreement are secured by a first priority security interest in substantially all of our assets, excluding our intellectual property but including the proceeds from the sale, licensing or disposition of our intellectual property. Our intellectual property is subject to customary negative covenants.

In connection with the Loan Agreement, we have paid facility charges of $225,000, as of December 31, 2016 and a commitment charge of $25,000. Such charges were accounted for as debt issuance costs and are being amortized to interest expense using the effective interest method through the scheduled maturity date.

In connection with the Loan Agreement, we entered into a Warrant Agreement with Hercules, dated August 11, 2015, as amended by the First Amendment thereto dated September 28, 2015 and the Second Amendment thereto dated February 25, 2016, pursuant to which Hercules has a right to purchase up to 2,272,727 shares of our common stock at an exercise price of $0.275 per share. Prior to the Second Amendment to Warrant Agreement, the Warrant Agreement, as amended, provided Hercules a right to purchase up to 1,524,390 shares of our common stock at an exercise price of $0.41 per share.

The warrants issued to Hercules were valued using the Black-Scholes option pricing model with the following assumptions:  volatility of 83%, expected term of five years, risk-free interest rate of 1.2% and a zero dividend yield.  The warrant fair value of $0.4 million has been recorded as a debt discount and is being amortized through interest expense using the effective interest method through the scheduled maturity date.  See Note 10 “Capital Stock and Warrants” for further description of the terms of the warrants.

See Note 18, “Subsequent Events,” for additional information on the Loan Agreement and Warrant Agreement with Hercules.

Summary of Carrying Value

The following table summarizes the components of the debt facility carrying value.

	As of December 31, 2016		As of December 31, 2015
	Short-Term	Long-Term	Short-Term	Long-Term
Potential prepayment to lender	$—	$—	$10,000	$—
Principal payments to lender and end of term charge	1,521	2,538	874	4,839
Accrued interest	27	—	117	—
Debt issuance costs	—	(180)	—	(776)
Debt discount related to warrants	—	(73)	—	(337)
Carrying value	$1,548	$2,285	$10,991	$3,726

Future minimum payments under the debt facility are as follows:

Year Ending December 31,
2017	$1,776
2018	1,776
2019	865
Total future minimum payments	4,417
Unamortized interest	(331)
Debt issuance costs and debt discount	(253)
Total minimum payment	3,833
Short-term portion	(1,548)
Long-term debt facility	$2,285